Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit (loss) for the year	₩ 8,666,656	₩ 3,621,968	₩ (4,716,144)
Adjustments to reconcile profit (loss) for the year to net cash provided by (used in) operating activities:
Income tax expense (benefit)	2,920,274	1,634,561	(2,837,833)
Depreciation	13,630,181	13,833,788	12,869,089
Amortization	158,610	163,567	163,174
Employee benefit expense	484,224	427,980	358,730
Bad debt expense	83,001	60,309	101,550
Interest expense	4,339,560	4,665,095	4,451,659
Loss on disposal of financial assets	3,525	434	1
Loss on disposal of property, plant and equipment	112,692	112,018	98,120
Loss on abandonment of property, plant and equipment	122,368	195,697	196,697
Loss on impairment of property, plant and equipment	14,262	11,240	17,031
Loss on impairment of intangible assets	8,439	902	2,865
Loss on disposal of intangible assets	13	111	71
Increase in provisions	3,492,316	1,762,526	1,611,082
Loss on foreign currency translation, net	(407,106)	2,366,830	363,659
Gain on valuation of financial assets at fair value through profit or loss	(133,082)	(83,408)	(152,322)
Loss on valuation of financial assets at fair value through profit or loss	24,983	14,247	24,015
Valuation and transaction gain on derivative instruments, net	(52,685)	(2,406,368)	(323,858)
Gain on valuation of investments in associates and joint ventures, net	(600,675)	(755,452)	(595,056)
Gain on disposal of financial assets	(58,115)	(45,493)	(13,162)
Reversal of impairment loss on intangible assets	(42)	0	0
Gain on disposal of property, plant and equipment	(285,525)	(85,990)	(32,196)
Gain on disposal of intangible assets	(18)	(41)	(136)
Gain on disposal of investments in associates and joint ventures	(3,880)	(186,066)	(18,204)
Loss on disposal of investments in associates and joint ventures	0	650	0
Loss on Impairment of investments in associates and joint ventures	0	69,173	19
Reversal of impairment loss on investments in associates and joint ventures	0	(10,527)	(347)
Gain on disposal of subsidiaries	(27)	(98)	(2)
Loss on disposal of investments in subsidiaries	28,491	0	564
Interest income	(440,386)	(467,525)	(429,620)
Dividend income	(26,137)	(70,601)	(25,941)
Others, net	(422,833)	(76,125)	6,910
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities	22,992,428	21,131,434	15,836,559
Changes in working capital:
Trade receivables	(436,841)	2,702	(1,484,134)
Non-trade receivables	76,882	(191,526)	625,993
Accrued income	325,716	(189,995)	(258,993)
Other receivables	97,299	101,042	56,460
Other current assets	(713,475)	(656,588)	251,842
Inventories	(1,566,800)	(1,412,713)	147,798
Other non-current assets	(165,996)	108,625	(101,576)
Trade payables	(957,469)	109,214	(3,154,822)
Non-trade payables	(498,552)	(97,540)	(960,450)
Accrued expenses	(343,879)	(508,199)	(228,464)
Other current liabilities	642,339	(2,261,294)	901,692
Other non-current liabilities	365,255	2,892,947	437,809
Investments in associates and joint ventures (dividends received)	346,203	364,287	592,812
Provisions	(1,840,454)	(1,588,396)	(1,497,699)
Payments of employee benefit obligations	(362,044)	(208,248)	(281,383)
Plan assets	(350,970)	(254,763)	(188,566)
Changes in working capital	(5,382,786)	(3,790,445)	(5,141,681)
Cash generated from operating activities	26,276,298	20,962,957	5,978,734
Dividends received (financial assets at fair value through other comprehensive income)	26,137	12,243	25,941
Interest paid	(4,393,329)	(4,697,442)	(4,245,838)
Interest received	304,166	390,671	329,740
Income taxes paid	(1,333,118)	(792,313)	(566,415)
Net cash provided by operating activities	20,880,154	15,876,116	1,522,162
Cash flows from investing activities
Proceeds from disposals of investments in associates and joint ventures	14,436	236,624	5,806
Acquisition of investments in associates and joint ventures	(2,096,355)	(451,813)	(497,634)
Proceeds from disposals of property, plant and equipment	467,623	402,603	309,627
Acquisition of property, plant and equipment	(15,834,139)	(14,216,037)	(13,908,373)
Proceeds from disposals of intangible assets	4,606	428	153
Acquisition of intangible assets	(103,490)	(91,851)	(74,832)
Proceeds from disposals of financial assets	3,677,329	2,615,341	4,389,228
Acquisition of financial assets	(4,341,542)	(2,536,994)	(3,141,906)
Increase in loans	(376,811)	(172,849)	(212,994)
Collection of loans	413,027	226,935	124,386
Increase in deposits	(161,923)	(154,503)	(138,205)
Decrease in deposits	143,226	152,803	130,221
Proceeds from disposals of assets held-for-sale	40,047	28,727	28,727
Receipt of government grants	25,019	59,503	57,207
Net cash outflow from changes in consolidation scope	(3,062)	(2,740)	(25,849)
Other cash outflow from investing activities, net	(313,444)	(189,284)	(119,319)
Net cash used in investing activities	(18,445,453)	(14,093,107)	(13,073,757)
Cash flows from financing activities
Proceeds from (Repayment of) short-term borrowings, net	948,196	(1,536,401)	1,842,517
Proceeds from long-term borrowings	1,769,770	2,795,823	3,434,452
Proceeds from debt securities	23,093,711	20,476,245	18,402,589
Repayment of long-term borrowings	(1,211,324)	(654,581)	(870,586)
Repayment of debt securities	(26,541,349)	(24,687,409)	(10,116,048)
Payment of lease liabilities	(549,651)	(612,828)	(574,239)
Settlement of derivative instruments, net	621,571	545,483	332,263
Change in non-controlling interests	(57,759)	(35,986)	218,766
Repayment of hybrid bond	(230,000)	0	0
Dividends paid (hybrid bond)	(2,128)	(10,316)	(10,212)
Dividends paid	(216,780)	(126,903)	(45,323)
Other cash inflow (outflow) from financing activities, net	(258,858)	(2,428)	47,703
Net cash provided by (used in) financing activities	(2,634,601)	(3,849,301)	12,661,882
Net increase (decrease) in cash and cash equivalents before effect of exchange rate fluctuations	(199,900)	(2,066,292)	1,110,287
Effect of exchange rate fluctuations on cash held	57,732	106,384	(2,180)
Net increase (decrease) in cash and cash equivalents	(142,168)	(1,959,908)	1,108,107
Cash and cash equivalents at January 1	2,382,979	4,342,887	3,234,780
Cash and cash equivalents at December 31	₩ 2,240,811	₩ 2,382,979	₩ 4,342,887